                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here is Amendment [_]; Amendment Number:
The Amendment (Check only one.): [_] is a restatement.
                                 [_] adds new entries.

Institutional Investment Manager Filing this Report:

Name:    First Interstate Bank
Address: 401 North 31st Street
         Billings, MT 59116

Form 13F File Number: 28-05949

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard A. McCann
Title: Vice President
Phone: 406-255-5132

Signature, Place, and Date of Signing:


/s/ Richard A. McCann   Billings, MT   April 5, 2012
---------------------   ------------   -------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[_]  13F NOTICE.

[_]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                13F SUMMARY PAGE

Report Summary:

Number of Other Included Mangers:                    0
Form 13F Information Table Entry Total:             90
Form 13F Information Table Value Total:   $274,513,781
List of Other Included Managers:                  NONE

13 F REPORT OF MANAGED ASSETS

Date Run : 04/04/2012   Processing Date : 04/04/2012   Time Printed : 1:10:40 PM
                           As Of Date : 03/31/2012

                                                                                     INVESTMENT DIRECTION       VOTING AUTHORITY
                                                                                   ----------------------- -------------------------
NAME OF ISSUER                              TYPE    CUSIP   MARKET VALUE SHARES/PV    SOLE    SHARED OTHER    SOLE    SHARED  OTHER
------------------------------------------ ------ --------- ------------ --------- --------- ------- ----- --------- ------- -------
Abbott Laboratories                        Equity 002824100    6,621,588   108,037   100,664   7,373     0   104,489   1,382   2,166
AllianceBerstein Value Fund- Ad            Equity 018915405      119,828    12,353    12,353       0     0    12,353       0       0
Altria Group Inc                           Equity 02209S103      766,965    24,845    21,995   2,850     0    22,505       0   2,340
American Express Company                   Equity 025816109      281,489     4,865     4,865       0     0     4,865       0       0
Amgen Inc                                  Equity 031162100      254,888     3,750     3,750       0     0     3,750       0       0
Apache Corporation                         Equity 037411105      212,029     2,111     1,761     350     0     1,861       0     250
Apple Computer Inc                         Equity 037833100   11,865,095    19,790    18,784   1,006     0    19,524       0     266
BP PLC Formerly BP Amoco PLC Sponsored ADR Equity 055622104      379,620     8,436     7,189   1,247     0     8,436       0       0
Baker Hughes Inc                           Equity 057224107    3,510,672    83,707    80,760   2,947     0    83,412       0     295
Berkshire Hathaway Inc Del Cl A            Equity 084670108      487,600         4         0       4     0         4       0       0
Berkshire Hathaway Inc - Cl B              Equity 084670702    4,712,949    58,077    53,819   4,258     0    57,750     100     227
BHP Billiton Limited ADR                   Equity 088606108    3,698,192    51,080    48,953   2,127     0    50,663       0     417
Boeing Company                             Equity 097023105      340,763     4,582     4,582       0     0     4,582       0       0
Bristol Myers Squibb Company               Equity 110122108      524,441    15,539    13,889   1,650     0    15,539       0       0
Caterpillar Inc                            Equity 149123101    5,112,853    47,999    45,476   2,523     0    47,337       0     662
Chevron Corp                               Equity 166764100    8,144,529    75,968    72,391   3,577     0    74,810     397     761
Cisco Systems Inc                          Equity 17275R102    5,793,704   273,934   260,716  13,218     0   268,697       0   5,237
Citigroup Inc                              Equity 172967424    4,094,404   112,022   106,881   5,141     0   110,822       0   1,200
Coca Cola Company                          Equity 191216100      406,093     5,487     5,487       0     0     5,487       0       0
Conocophillips                             Equity 20825C104    6,839,608    89,983    87,216   2,767     0    89,710       0     273
Costco Wholesale Corporation               Equity 22160K105    5,870,492    64,653    61,601   3,052     0    64,091       0     562
Danaher Corporation                        Equity 235851102      324,296     5,791     5,171     620     0     5,171       0     620
Deere & Company                            Equity 244199105    4,604,181    56,912    54,644   2,268     0    56,495       0     417
Disney Walt Co Holdings                    Equity 254687106    4,864,527   111,113   107,129   3,984     0   110,062       0   1,051
Du Pont E I De Nemours & Company           Equity 263534109    4,646,313    87,832    83,511   4,321     0    86,855       0     977
EMC Corporation                            Equity 268648102    7,544,043   252,478   240,835  11,643     0   249,053       0   3,425
Emerson Electric Company                   Equity 291011104    4,842,826    92,810    88,382   4,428     0    91,895       0     915
Exelon Corporation                         Equity 30161N101    3,500,473    89,275    84,285   4,990     0    88,207       0   1,068
Exxon Mobil Corporation                    Equity 30231G102   10,178,373   117,357   110,321   7,036     0   116,436       0     921
First Interstate Bancsystem Inc - Cl A     Equity 32055Y201    1,079,292    73,823    57,523  16,300     0    56,113       0  17,710
Fluor Corporation                          Equity 343412102      443,636     7,389     7,389       0     0     7,389       0       0


FIBWM                                                                Page 1 OF 3

13 F REPORT OF MANAGED ASSETS

Date Run : 04/04/2012   Processing Date : 04/04/2012   Time Printed : 1:10:40 PM
                           As Of Date : 03/31/2012

                                                                                     INVESTMENT DIRECTION       VOTING AUTHORITY
                                                                                   ----------------------- -------------------------
NAME OF ISSUER                              TYPE    CUSIP   MARKET VALUE SHARES/PV    SOLE    SHARED OTHER    SOLE    SHARED  OTHER
------------------------------------------ ------ --------- ------------ --------- --------- ------- ----- --------- ------- -------
Fushi Copperweld                           Equity 36113E107      234,050    31,000         0  31,000     0         0  21,000  10,000
General Electric Company                   Equity 369604103    5,035,242   250,884   235,619  15,265     0   248,749       0   2,135
General Mills Inc                          Equity 370334104      208,493     5,285     5,285       0     0     5,285       0       0
Gilead Sciences Inc.                       Equity 375558103      208,486     4,267     4,267       0     0     4,267       0       0
Glacier Bancorp Inc                        Equity 37637Q105      286,489    19,176    19,176       0     0    16,712       0   2,464
Goldcorp Inc                               Equity 380956409      414,552     9,200         0   9,200     0         0   8,000   1,200
Google Inc                                 Equity 38259P508    5,983,410     9,331     9,036     295     0     9,292       0      39
Harbor Commodity Real Return Strategy
   Fd- Ins                                 Equity 411511397    8,408,090 1,185,908 1,141,894  44,015     0 1,175,834   6,850   3,224
Huntington Bancshares Inc                  Equity 446150104    2,916,433   452,511   438,463  14,048     0   450,718       0   1,793
Illinois Tool Works Inc                    Equity 452308109    4,560,461    79,840    76,348   3,492     0    79,488       0     352
Intel Corporation                          Equity 458140100    4,881,383   173,622   162,314  11,308     0   171,076       0   2,546
International Business Machines
   Corporation                             Equity 459200101    5,517,332    26,443    25,433   1,010     0    26,104       0     339
iShares S&P Pref Stock Index Fund          Equity 464288687    1,805,600    46,250    45,900     350     0    45,550       0     700
JP Morgan Chase & Company                  Equity 46625H100    8,114,826   176,486   168,803   7,683     0   174,702       0   1,784
Johnson & Johnson                          Equity 478160104    5,010,124    75,957    69,957   6,000     0    72,729     600   2,628
Johnson Controls Inc                       Equity 478366107    4,139,998   127,463   122,774   4,689     0   127,028       0     435
Kraft Foods Inc                            Equity 50075N104    4,879,458   128,373   122,552   5,821     0   127,144       0   1,229
Lowes Cos Inc                              Equity 548661107      487,645    15,540    13,678   1,862     0    14,755       0     785
MDU Resources Group Inc                    Equity 552690109    1,661,786    74,220    12,534  61,686     0    12,534       0  61,686
McDonalds Corporation                      Equity 580135101    6,808,434    69,403    66,363   3,040     0    68,608       0     795
McEwen Mining Inc                          Equity 58039P107       84,360    19,000         0  19,000     0         0  12,000   7,000
Merck & Co Inc                             Equity 58933Y105    4,934,400   128,500   116,960  11,540     0   122,490   2,500   3,510
Metlife Inc                                Equity 59156R108    2,715,345    72,700    70,316   2,384     0    72,527       0     173
Microsoft Corporation                      Equity 594918104      430,862    13,358     5,486   7,872     0     6,673   1,000   5,685
National Oilwell Varco Inc                 Equity 637071101      326,383     4,107     4,007     100     0     4,107       0       0
NextEra Energy Inc                         Equity 65339F101    4,423,780    72,426    68,667   3,759     0    71,388       0   1,038
Northern Trust Corporation                 Equity 665859104    3,588,691    75,631    72,004   3,627     0    75,409       0     222
Oracle Corporation                         Equity 68389X105    5,211,767   178,730   171,945   6,785     0   177,213       0   1,517
Pace Oil and Gas Ltd                       Equity 69374D104      177,480    36,000         0  36,000     0         0  29,000   7,000
Penney J C Inc                             Equity 708160106      322,413     9,100     9,100       0     0     9,100       0       0
Pepsico Inc                                Equity 713448108    5,696,148    85,850    82,298   3,552     0    85,140       0     710


FIBWM                                                                Page 2 of 3

13 F REPORT OF MANAGED ASSETS

Date Run : 04/04/2012   Processing Date : 04/04/2012   Time Printed : 1:10:40 PM
                           As Of Date : 03/31/2012

                                                                                     INVESTMENT DIRECTION       VOTING AUTHORITY
                                                                                   ----------------------- -------------------------
NAME OF ISSUER                              TYPE    CUSIP   MARKET VALUE SHARES/PV    SOLE    SHARED OTHER    SOLE    SHARED  OTHER
------------------------------------------ ------ --------- ------------ --------- --------- ------- ----- --------- ------- -------
Philip Morris International                Equity 718172109    5,319,967    60,038    57,450   2,588     0    59,798       0     240
Plum Creek Timber Company Inc              Equity 729251108      206,429     4,967     4,967       0     0     4,967       0       0
Procter & Gamble Company                   Equity 742718109    6,716,564    99,934    96,119   3,815     0    99,580       0     354
Pure Energy                                Equity 74623J100      282,765    35,000         0  35,000     0         0  30,000   5,000
Qualcomm Inc                               Equity 747525103    5,889,776    86,538    82,473   4,065     0    85,799       0     739
Schlumberger Limited                       Equity 806857108    6,159,225    88,077    83,112   4,965     0    86,306       0   1,771
Silver Wheaton Corporation                 Equity 828336107      365,200    11,000         0  11,000     0         0  11,000       0
Southern Company                           Equity 842587107      226,088     5,032     5,032       0     0     5,032       0       0
Target Corporation                         Equity 87612E106    6,336,047   108,736   104,000   4,736     0   107,417       0   1,319
Teva Pharmaceutical Industries Limited ADR Equity 881624209    3,635,576    80,683    76,639   4,044     0    79,858       0     825
3M Company                                 Equity 88579Y101      309,380     3,468     2,043   1,425     0     2,343       0   1,125
Tiffany & Co                               Equity 886547108    2,269,054    32,823    32,005     818     0    32,706       0     117
Travelers Companies Inc                    Equity 89417E109      248,048     4,190     4,190       0     0     4,190       0       0
ML Arthur Street Fund III                  Equity 8Y3L49998      205,390       230       230       0     0       230       0       0
Twin Butte Energy LTD                      Equity 901401307       98,100    40,000         0  40,000     0         0  35,000   5,000
U S Bancorp Del                            Equity 902973304    4,604,593   145,347   139,237   6,110     0   143,466       0   1,881
United Technologies Corporation            Equity 913017109      211,331     2,548     2,017     531     0     2,208       0     340
Unitedhealth Group Inc                     Equity 91324P102    3,870,590    65,670    63,096   2,574     0    65,434       0     236
Vanguard Total Intrnl Stock Index
   Fd- Signal                              Equity 921909792    1,561,173    53,210    53,210       0     0    53,210       0       0
Vangaurd Growth Index Fund- Signal         Equity 922908470      292,462     8,645         0   8,645     0     8,645       0       0
Verizon Communications                     Equity 92343V104    6,130,486   160,358   152,775   7,583     0   158,689       0   1,669
Waste Management Inc                       Equity 94106L109    4,754,490   135,998   129,988   6,010     0   135,457       0     541
Wells Fargo & Company                      Equity 949746101      376,871    11,039    10,639     400     0    11,039       0       0
Sugarland Enterprises Inc                  Equity 998000483    2,311,980   115,599         0 115,599     0         0       0 115,599
American Intl Group Wts Fractional         Equity ACG874152            0    52,004    52,004       0     0    52,004       0       0
Industrias Penoles S.A. DE C.V.            Equity P55409141      241,153     5,000         0   5,000     0         0   5,000       0
Marine Harvest ASA                         Equity R2326D105       20,400    40,000         0  40,000     0         0  40,000       0
Zhaojin Mining Industry Co Ltd             Equity Y988A6104      330,960   197,000         0 197,000     0         0 180,000  17,000
                                                             274,513,781

                         * * * END OF ASSET REPORT * * *
                  90   ASSETS REPORTED OF 40398 ASSETS ON FILE


FIBWM                                                                Page 3 of 3